SHAREHOLDERS' EQUITY (Schedule of RSUs) (Details) - Restricted Stock Units (RSUs) [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of RSUs
Options outstanding, beginning balance	15,500
Granted	216,300
Vested	(37,500)
Cancelled and forfeited	(1,150)
Options outstanding, ending balance	193,150	15,500
Vested and expected to vest at December 31, 2016		193,150
Weighted average remaining contractual term (in years)
Options outstanding, ending balance	2 years 7 days	1 month 6 days
Vested and expected to vest at December 31, 2016	2 years 7 days
Aggregate intrinsic value
Options outstanding, ending balance	$ 3,438	$ 231
Vested and expected to vest at December 31, 2016	$ 3,438